Other Income, Net	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

(in millions)	2019	2018
Equity component of AFUDC	$74	$64
Derivative gains (losses)	17	(12)
Interest income	16	15
Gain on repayment of debt (Note 15)	11	—
Other	20	(7)
	$138	$60